Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	2026	2025	2024
	AUD$	AUD$	AUD$
Continuing operations
Current taxes	-	-	-
Deferred tax benefit	(12,449)	-	-
Income tax expense from continuing operations	(12,449)	-	-

Schedule of Reconciliation of Income Tax to Accounting Profit

Reconciliation of income tax to accounting profit:

	2026	2025	2024
	AUD$	AUD$	AUD$
(Loss) before Tax from continuing operations	(10,700,301)	(1,320,021)	(23,838,171)
Tax rate (a)	0-25%	30%	30%
Tax at applicable statutory rate	(9,936)	(396,006)	(7,151,451)
Less:
Tax offset of Research & Development incentive	-	-	-
Tax effect of transaction cost to be amortized over the time	-	-	-
Recoupment of unrecognized prior year tax losses/Other tax adjustments	(9,936)	396,006	7,151,451
Current income tax expense	-	-	-
Deferred income tax benefit	(12,449)	-	-
Total income tax expense	(12,449)	-	-

(a)	The Group is subject to income taxes in the jurisdictions in which it operates. For the year ended June 30, 2026, the applicable statutory corporate income tax rates were 21% in the United States and 25% in the United Kingdom, while entities incorporated in the British Virgin Islands and the Cayman Islands were subject to a 0% corporate income tax rate. For the years ended June 30, 2025 and 2024, the applicable statutory income tax rate was 30% in Australia.

*	Deferred tax assets amounting to $12,449 were recognized during the year, arising from the current period tax losses of continuing operations.
*	Deferred tax liabilities of $1,972,642 were recognized during the year, arising from fair value adjustments on acquisition.